MERRILL LYNCH
READY ASSETS
TRUST



Semi-Annual Report

June 30, 1999




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Ready Assets Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



Merrill Lynch Ready Assets Trust
June 30, 1999



DEAR SHAREHOLDER

For the six-month period ended June 30, 1999, Merrill Lynch Ready
Assets Trust paid shareholders a net annualized dividend of 4.45%*. The Trust's 7-day yield as of June 30, 1999 was 4.39%.

The average portfolio maturity for Merrill Lynch Ready Assets Trust at June 30, 1999 was 70 days, compared to 65 days at December 31, 1998.

The Environment
There were some conflicting signals regarding the future direction of the US economy during the six months ended June 30, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth is not occurring at inflationary rates, although the Organization of Petroleum Exporting Countries (OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board raised the Federal Funds rate 0.25% at its June 30, 1999 meeting. Outside of the United States, signs of growth are less apparent in other major industrial economies. European equity markets have entered a period of consolidation, and investors are looking for evidence of an economic pickup. In Japan, there are not yet clear signs that Japan's economy is improving. There were growing signs of improvement in some emerging economies (most notably South Korea and Mexico), although concerns remain for others (such as Brazil and Argentina).

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In the US capital markets, long-term interest rates rose during the June quarter. While the spread between yields on Treasury securities and corporate issues of similar maturities has narrowed somewhat, it remains wide by historic standards. Although the US stock market exhibited greater price volatility, its advances broadened beyond relatively few growth stocks to the previously languishing cyclical sectors.

Early in the six-month period ended June 30, 1999, we had a constructive approach to the market. By early May, a tightening of monetary policy seemed likely. Accordingly, we adopted a slightly more conservative investment strategy for the remainder of the period.

The portfolio's composition at the end of June and as of our last report is detailed below:


                                          6/30/99       12/31/98

Bank Notes                                   6.1%         6.1%
Certificates of Deposit                       --          0.7
Certificates of Deposit--European            1.2          1.0
Certificates of Deposit--Yankee*             6.2          9.0
Commercial Paper                            47.8         38.7
Corporate Notes                             11.1          9.9
Funding Agreements                           2.2          1.3
Master Notes                                 4.9          4.2
Repurchase Agreements                         --          5.9
US Government, Agency &
  Instrumentality Obligations--
  Discount                                   3.8          6.0
US Government, Agency &
  Instrumentality Obligations--
  Non-Discount                              18.5         17.5
Liabilities in Excess of Other Assets       (1.8)        (0.3)
                                           ------        ------
Total                                      100.0%        100.0%
                                           ======        ======

[FN]
*US branches of foreign banks.


Merrill Lynch Ready Assets Trust
June 30, 1999


In Conclusion
We appreciate your investment in Merrill Lynch Ready Assets Trust, and we look forward to sharing our investment outlook with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Donaldo S. Benito)
Donaldo S. Benito
Vice President and Portfolio Manager



August 9, 1999



After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on Merrill Lynch Ready Asset Trust's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Trust. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Trust's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Trust's Board of Trustees.


OFFICERS AND TRUSTEES

Terry K. Glenn, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Fred G. Weiss, Trustee
Arthur Zeikel, Trustee
Kevin J. McKenna, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donaldo S. Benito, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
The Bank of New York
90 Washington Street, 12th floor
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210



Gerald M. Richard, Treasurer of Merrill Lynch Ready Assets Trust has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Trust's Board of Trustees in wishing Mr. Richard well in his retirement.




Merrill Lynch Ready Assets Trust
June 30, 1999

SCHEDULE OF INVESTMENTS                                      (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)
Bank Notes--6.1%

American Express    $   20,000        4.95%++      4/17/2000     $   20,000
Centurion Bank          24,000        4.95++       4/24/2000         23,997
                        25,000        4.95++       4/27/2000         25,000
                        25,000        4.95++       5/05/2000         25,000
                        35,000        4.95++       5/18/2000         35,000

Comerica Bank           20,000        4.88++       5/01/2000         19,989

First Union             25,000        5.02++       8/30/1999         25,000
National Bank           35,000        5.02++       9/01/1999         35,000
                        29,000        5.02++      11/16/1999         29,014
                        20,000        5.30++       3/01/2000         19,872
                        25,000        4.95++       5/08/2000         25,000

NationsBank NA          40,000        4.83++       8/24/1999         39,998
                        25,000        4.92++       3/16/2000         24,995

PNC Bank NA             30,000        5.01++      11/03/1999         29,989

US Bank NA              20,000        5.61++       6/26/2000         19,857

Total Bank Notes
(Cost--$397,966)                                                    397,711


Certificates of Deposit--European--1.2%

Abbey National          37,000        5.026++     10/29/1999         36,933
Treasury Services       37,000        4.96++      11/01/1999         37,000
Plc, London

Total Certificates of Deposit--European
(Cost--$74,000)                                                      73,933


Certificates of Deposit--Yankee--6.2%

Bank Austria AG, NY     25,000        5.20         5/08/2000         24,858

Bank of Montreal,       10,000        4.82++       7/15/1999         10,000
Chicago                 25,000        4.96++       7/22/1999         24,999

Bank of Nova            25,000        5.26         3/10/2000         24,891
Scotia, NY

Bayerische Hypo-und     20,000        5.15         3/23/2000         19,892
Vereinsbank AG, NY      20,000        5.15         4/28/2000         19,881

Commerzbank             10,000        5.085        2/17/2000          9,951
AG, NY                  20,000        5.15         3/24/2000         19,891
                        20,000        5.20         3/28/2000         19,896
                        20,000        5.17         3/31/2000         19,891
                        15,000        4.873        4/10/2000         14,994
                        15,000        5.15         4/20/2000         14,912
                        24,500        5.15         5/08/2000         24,351
                        25,000        5.77         7/03/2000         24,990

Credit Agricole         10,000        5.11         4/06/2000          9,940
Indosuez, NY

Credit Suisse First     20,000        4.97++       6/12/2000         19,994
Boston, NY


Merrill Lynch Ready Assets Trust
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)                          (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)

Certificates of Deposit--Yankee (concluded)
Societe Generale,    $  20,000        5.18 %       2/28/2000      $  19,907
NY                      20,000        5.29         3/03/2000         19,920
                        15,000        5.13         4/07/2000         14,912

Svenska                 10,000        5.195        2/28/2000          9,955
Handelsbanken
AB, NY

Toronto-Dominion        35,000        4.834++      8/13/1999         34,997
Bank, NY

Total Certificates of Deposit--Yankee
(Cost--$404,380)                                                    403,022


Commercial Paper--47.8%

Alpine Securitization   25,000        4.93         7/13/1999         24,955
Corporation             15,000        4.94         7/22/1999         14,955

Amsterdam Funding       25,000        4.92         7/01/1999         24,997
Corp.                    7,787        4.83         7/02/1999          7,785
                        25,000        4.87         7/07/1999         24,976
                        13,000        4.82         7/14/1999         12,975
                        26,712        4.82         7/21/1999         26,636
                        12,000        5.11         9/13/1999         11,868

Apreco, Inc.            20,000        4.87         7/29/1999         19,921
                        20,000        4.95         7/29/1999         19,920
                        20,000        5.05         8/16/1999         19,869
                        20,000        5.07         8/23/1999         19,850

Atlantis One Funding    25,000        4.82         7/15/1999         24,949
Corp.                   20,000        4.84         7/21/1999         19,943
                        15,000        4.83         8/13/1999         14,910
                        20,000        4.83         8/17/1999         19,867
                        25,502        4.82         9/14/1999         25,217
                        35,000        4.82         9/22/1999         34,565
                        14,303        4.82         9/24/1999         14,121

Bank of Scotland        20,000        5.12         9/09/1999         19,792
Treasury Services
Plc

Bear Stearns            50,000        4.85         7/09/1999         49,940
Companies, Inc.

CXC Incorporated        16,425        4.86         7/15/1999         16,392
                        20,000        4.91         7/19/1999         19,948
                        18,762        4.82         7/26/1999         18,696
                        20,000        4.87         7/27/1999         19,926
                        25,000        5.04         8/03/1999         24,881

Centric Capital Corp.   20,000        5.12         9/17/1999         19,767

Clipper Receivables     22,668        5.75         7/01/1999         22,664
Corp.                   23,500        4.82         7/12/1999         23,462
                        15,000        4.82         8/04/1999         14,929
                        25,000        4.93         8/10/1999         24,860
                        12,000        5.03         8/12/1999         11,928


Merrill Lynch Ready Assets Trust
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)                          (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)
Commercial Paper (continued)

Commonwealth        $   20,000        5.10%        9/27/1999      $  19,736
Bank of Australia

Concord Minutemen       15,000        4.82         7/08/1999         14,984
Capital Co. LLC         35,000        4.82         7/09/1999         34,958
                        20,000        4.82         7/14/1999         19,962
                        20,000        4.84         7/15/1999         19,960
                        17,721        4.82         7/22/1999         17,668
                        13,000        4.83         9/20/1999         12,842

ContiFinancial Corp.    22,300        4.83         7/01/1999         22,297

Corporate Asset         20,000        4.82         7/08/1999         19,978
Funding Co., Inc.       15,000        4.82         7/16/1999         14,968
                        29,050        4.82         7/26/1999         28,947

Corporate               35,000        4.90         8/04/1999         34,834
Receivables Corp.

Countrywide Home        15,000        5.05         7/28/1999         14,941
Loans, Inc.             25,000        4.93         8/09/1999         24,864

Daimler-Benz North      25,000        4.82         7/16/1999         24,946
America Corp.           20,000        4.83         7/20/1999         19,946
                        25,000        4.83         8/16/1999         24,837
                        25,000        4.81         8/20/1999         24,823

Edison Asset            30,000        4.95         7/16/1999         29,934
Securitization, LLC     47,169        4.87         7/19/1999         47,048
                        13,163        4.82         8/04/1999         13,101
                        19,969        4.83         8/06/1999         19,869
                        34,760        4.95         8/16/1999         34,533
                        50,000        5.07         8/18/1999         49,661
                        25,000        5.03         8/23/1999         24,812
                        10,000        5.00         8/24/1999          9,923
                        21,500        5.03         8/26/1999         21,327
                        22,873        5.03         8/27/1999         22,686
                         5,701        4.82         9/10/1999          5,641

Enterprise Funding      19,920        4.92         7/12/1999         19,887
Corp.                   38,160        5.03         7/15/1999         38,080
                        15,000        5.09         8/20/1999         14,892

Eureka Securitization   40,000        4.93         8/12/1999         39,766
Inc.                    20,000        5.04         8/13/1999         19,877

Finova Capital Corp.     6,400        4.92         7/23/1999          6,380
                        20,000        4.87         7/27/1999         19,927
                        10,000        4.98         8/20/1999          9,929
                        28,000        4.89         8/27/1999         27,771
                        10,600        4.87         9/13/1999         10,483

Formosa Plastics        10,300        5.13         9/23/1999         10,170
Corporation, USA,
Series A

Formosa Plastics        25,000        4.83         7/08/1999         24,973
Corporation, USA,        9,000        4.82         7/13/1999          8,984
Series B                25,000        5.10         9/16/1999         24,713

GE Capital               5,218        5.95         7/01/1999          5,217
International
Funding, Inc.


Merrill Lynch Ready Assets Trust
June 30, 1999


SCHEDULE OF INVESTMENTS (continued)                          (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)
Commercial Paper (continued)

Grand Funding       $   25,000        4.82%        7/02/1999      $  24,993
Corp.                   25,000        4.82         7/08/1999         24,973
                        25,000        4.83         7/09/1999         24,970
                        35,000        4.82         7/13/1999         34,939
                        15,000        4.87         7/15/1999         14,970
                        31,975        4.83         7/21/1999         31,884
                        20,000        4.87         7/23/1999         19,938

Greenwich Funding       20,000        4.82         7/16/1999         19,957
Corp.                   20,000        4.94         7/26/1999         19,929
                        20,000        4.83         8/03/1999         19,908

International            9,396        4.82         7/06/1999          9,388
Securitization Corp.    15,355        4.93         7/20/1999         15,313
                        20,000        4.87         7/21/1999         19,943
                        15,717        4.93         7/21/1999         15,672
                        25,000        5.03         7/22/1999         24,923
                         8,905        4.94         7/23/1999          8,877
                        15,000        4.82         8/06/1999         14,925
                         5,067        4.83         8/10/1999          5,039
                        15,000        4.98         8/10/1999         14,915
                        10,105        4.95         8/16/1999         10,039
                        11,210        4.88         8/24/1999         11,124
                        18,097        5.08         8/24/1999         17,957
                        11,826        4.95         8/31/1999         11,719
                        11,710        5.18         9/21/1999         11,566
                         7,646        5.30         9/30/1999          7,541

Knight-Ridder, Inc.     22,000        4.83         7/28/1999         21,916

Lehman Brothers         15,000        5.08         9/08/1999         14,846
Holdings Inc.           25,000        5.08         9/09/1999         24,740

Lexington Parker        20,000        4.82         7/14/1999         19,962
Capital Company, LLC

Morgan Stanley, Dean    35,000        5.26         1/28/2000         35,000
Witter & Co.

New Center Asset        25,000        4.83         8/02/1999         24,889
Trust

Old Line Funding        23,321        4.84         7/06/1999         23,302
Corp.

Park Avenue             25,000        4.87         7/06/1999         24,980
Receivables Corp.       35,000        4.95         7/12/1999         34,942
                        25,000        4.82         7/19/1999         24,935
                        15,000        5.32         9/09/1999         14,844
                        20,000        5.30        10/01/1999         19,723

Preferred Receivables   35,000        4.92         7/27/1999         34,871
Funding Corp.           15,220        4.95         8/02/1999         15,151
                        11,730        4.93         8/03/1999         11,675
                        18,200        4.95         8/04/1999         18,112

Repeat Offering         19,429        4.83         7/28/1999         19,355
Securitization Entity
Funding Inc. (ROSE)

Republic Industries     20,000        4.94         7/12/1999         19,967
Funding Corp.           18,000        5.07         8/11/1999         17,894


Merrill Lynch Ready Assets Trust
June 30, 1999

SCHEDULE OF INVESTMENTS (continued)                          (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)
Commercial Paper (concluded)

Sinochem American   $   10,000        4.99%        8/11/1999      $   9,942
C.P., Inc.

Thames Asset Global     30,000        4.83         7/07/1999         29,972
Securitization, Inc.    20,000        4.93         8/05/1999         19,902
                        15,000        4.95         8/05/1999         14,927
                        15,000        5.10         8/13/1999         14,907

Tulip Funding Corp.     35,000        4.83         7/27/1999         34,871
                        20,000        4.83         7/29/1999         19,921
                        45,000        5.10         9/21/1999         44,448

Unifunding, Inc.        25,000        4.83         7/07/1999         24,977
                        20,000        4.82         7/16/1999         19,957
                        20,000        4.82         7/21/1999         19,943
                        10,000        4.83         8/03/1999          9,954

Variable Funding        35,000        4.92         7/06/1999         34,971
Capital Corp.           20,000        4.92         7/07/1999         19,981
                        25,000        4.82         7/20/1999         24,932

Vattenfall Treasury,    10,000        4.82         8/05/1999          9,951
Inc.

WCP Funding Inc.        25,000        4.83         7/08/1999         24,973
                        20,000        4.82         7/12/1999         19,968
                        20,000        4.82         7/23/1999         19,937
                        20,000        4.82         8/05/1999         19,902
                        20,000        5.06         8/25/1999         19,842

Windmill Funding        25,000        4.86         7/01/1999         24,997
Corp.                   25,000        4.82         7/13/1999         24,956
                        25,000        4.82         8/02/1999         24,889
                        25,000        4.93         8/04/1999         24,881
                        25,000        5.03         8/17/1999         24,833
                         6,537        5.12         9/20/1999          6,458

Xerox Capital           30,000        4.73         7/14/1999         29,943
(Europe) Plc

Total Commercial Paper
(Cost--$3,100,452)                                                3,100,180


Corporate Notes--11.1%

Abbey National          25,000        4.79++       7/20/1999         24,999
Treasury Services Plc   30,000        5.07++       8/17/1999         29,996

CIT Group Holdings,     25,000        4.83++       8/30/1999         24,998
Inc. (The)              32,000        4.905++      5/30/2000         31,984

Ford Motor Credit       30,000        4.95++       5/05/2000         30,000
Company                 30,000        4.95++       5/23/2000         30,000

General Electric        20,000        4.95++       4/12/2000         19,990
Capital Corp.           13,500        4.945++      5/03/2000         13,495
                        13,000        4.95++       5/12/2000         12,993
                        35,000        4.983++      5/26/2000         34,980


Merrill Lynch Ready Assets Trust
June 30, 1999

SCHEDULE OF INVESTMENTS (continued)                          (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)
Corporate Notes (concluded)

General Motors        $ 20,000        4.83%++      7/06/1999     $   20,000
Acceptance Corp.        20,000        5.10++       7/06/1999         20,000
                        20,000        4.958++      8/26/1999         19,993
                        15,000        5.75++       7/28/2000         14,995
                        25,000        5.201++     12/01/2000         24,988
                        21,000        5.077++      2/27/2001         21,020

Household Finance       20,500        4.95++       9/13/1999         20,494
Corp.

Liberty Lighthouse      73,000        4.98++      10/08/1999         72,990
US Capital Co. LLC

Morgan Guaranty         16,500        4.90++       5/10/2000         16,493
Trust Company of
New York

National Rural          25,000        4.969++      9/21/1999         24,997
Utilities Cooperative
Finance Corp.

PepsiCo, Inc.           25,000        4.838++      8/19/1999         24,997

Restructured Asset      32,000        4.99++       8/13/1999         32,000
Securities with
Enhanced Returns,
Series 1998-MM-7-1
Trust

Restructured Asset      37,100        5.053++      1/21/2000         37,100
Securities with
Enhanced Returns,
Series 1998-MM-12-3
Trust

Wells Fargo & Co.       20,000        5.225++      4/10/2000         19,896

Xerox Capital           19,500        4.92++       8/20/1999         19,495
(Europe) Plc

Xerox Credit Corp.      22,500        4.87++       4/06/2000         22,486
                        57,500        5.70++       7/26/2000         57,376

Total Corporate Notes
(Cost--$722,991)                                                    722,755


Funding Agreements--2.2%

Jackson National        80,000        4.95++       5/01/2000         80,000
Life Insurance Co.

John Hancock Mutual     14,000        4.97++       5/01/2000         14,000
Life Insurance Co.

Metropolitan Life       50,000        5.00++       5/01/2000         50,000
Insurance Company

Total Funding Agreements
(Cost--$144,000)                                                    144,000


Merrill Lynch Ready Assets Trust
June 30, 1999


SCHEDULE OF INVESTMENTS (concluded)                          (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)
Master Notes--4.9%

Goldman Sachs       $   75,000        4.93%++     10/15/1999     $   75,000
Group, Inc.             75,000        5.108++     10/15/1999         75,000
                       150,000        4.93++      11/18/1999        150,000
                        16,000        5.08++       7/12/2000         16,000

Total Master Notes
(Cost--$316,000)                                                    316,000


US Government, Agency & Instrumentality
Obligations--Discount--3.8%

Federal Farm            25,000        4.40         9/17/1999         24,735
Credit Banks             5,000        4.35        10/01/1999          4,937

Federal National        35,000        4.77         7/01/1999         34,995
Mortgage Association    15,000        4.57         7/14/1999         14,972
                        20,000        4.57         7/15/1999         19,961
                        80,000        4.47         9/29/1999         79,026
                        30,000        4.47        10/01/1999         29,625
                        25,000        5.24         3/08/2000         24,087

US Treasury Bills       15,000        4.41         9/16/1999         14,853

Total US Government, Agency & Instrumentality
Obligations--Discount (Cost--$247,326)                              247,191


US Government, Agency & Instrumentality
Obligations--Non-Discount--18.5%

Federal Home Loan       59,000        5.271++      9/02/1999         58,995
Banks                   23,000        5.04++      11/09/1999         22,995
                        43,000        5.04++      11/12/1999         42,991
                        25,000        4.90++       1/14/2000         24,928
                        50,000        4.935++      1/19/2000         49,859
                        44,000        5.251++      4/24/2000         43,986
                        25,000        5.281++      4/28/2000         24,992

Federal Home            20,000        5.05++      11/17/2000         19,812
Loan Mortgage           15,000        5.18++      11/24/2000         14,880
Corporation             19,500        5.15++       1/26/2001         19,308
                        20,000        5.125++      2/08/2001         19,790
                        10,000        5.18++       2/09/2001          9,902


Merrill Lynch Ready Assets Trust
June 30, 1999


SCHEDULE OF INVESTMENTS (concluded)                          (in Thousands)
                         Face       Interest      Maturity         Value
Issue                   Amount       Rate*          Date         (Note 1a)
US Government, Agency & Instrumentality
Obligations--Non-Discount (concluded)

Federal National    $   40,000        5.173%++     7/14/1999     $   39,997
Mortgage                25,000        5.289++      7/15/1999         24,999
Association             75,000        5.294++      7/30/1999         74,995
                        50,000        5.354++      8/19/1999         49,995
                        25,000        6.00++       9/02/1999         25,029
                        50,000        5.08         9/24/1999         49,980
                        20,000        5.60         1/12/2000         20,010
                        10,000        6.20         6/26/2000         10,049
                        10,000        5.07        12/14/2000          9,895
                        20,000        5.21         1/26/2001         19,807
                        20,000        5.41         3/22/2001         19,829

Student Loan            15,000        4.50++       8/02/1999         14,991
Marketing               55,000        5.289++      1/12/2000         54,994
Association             50,000        5.314++      2/02/2000         49,993
                        42,000        5.334++      2/04/2000         41,994
                        35,000        5.539++      2/14/2000         34,985

US Treasury Notes       15,000        6.375        7/15/1999         15,009
                        35,000        6.875        8/31/1999         35,109
                        50,000        5.875       11/15/1999         50,156
                        20,000        7.75        11/30/1999         20,219
                        40,000        5.375        1/31/2000         40,075
                        65,000        6.875        3/31/2000         65,772
                        40,000        6.125        7/31/2000         40,300
                        20,000        4.50         9/30/2000         19,769
                        10,000        4.625       11/30/2000          9,888
                        10,000        5.00         4/30/2001          9,913

Total US Government, Agency & Instrumentality
Obligations--Non-Discount
(Cost--$1,203,071)                                                1,200,190

Total Investments (Cost--$6,610,186)--101.8%                      6,604,982

Liabilities in Excess of Other Assets--(1.8%)                      (113,928)
                                                                 ----------
Net Assets--100.0%                                               $6,491,054
                                                                 ==========


 *Commercial Paper and certain US Government, Agency &
  Instrumentality Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity. Interest rates on variable rate securities are adjusted periodically based upon appropriate indexes; interest rates shown are the rates in effect at June 30, 1999.
++Variable rate notes.

  See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 1999


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of June 30, 1999
Assets:             Investments, at value (identified cost--$6,610,186,427*)
                    (Note 1a)                                                                            $ 6,604,981,767
                    Receivables:
                      Interest                                                       $    29,885,281
                      Beneficial interest sold                                             1,085,864
                      Securities sold                                                        134,840          31,105,985
                                                                                     ---------------
                    Prepaid registration fees and other assets (Note 1e)                                         208,638
                                                                                                         ---------------
                    Total assets                                                                           6,636,296,390
                                                                                                         ---------------

Liabilities:        Payables:
                      Securities purchased                                                91,554,593
                      Beneficial interest redeemed                                        46,770,084
                      Investment adviser (Note 2)                                          2,129,227
                      Distributor (Note 2)                                                 1,435,796
                      Dividends to shareholders (Note 1f)                                        548         141,890,248
                                                                                     ---------------
                    Accrued expenses and other liabilities                                                     3,352,464
                                                                                                         ---------------
                    Total liabilities                                                                        145,242,712
                                                                                                         ---------------

Net Assets:         Net assets                                                                           $ 6,491,053,678
                                                                                                         ===============

Net Assets          Shares of beneficial interest, $.10 par value, unlimited number of
Consist of:         shares authorized                                                                    $   649,625,834
                    Paid-in capital in excess of par                                                       5,846,632,504
                    Unrealized depreciation on investments--net                                               (5,204,660)
                                                                                                         ---------------
                    Net Assets--Equivalent to $1.00 per share based on 6,496,258,338
                    shares of beneficial interest outstanding                                            $ 6,491,053,678
                                                                                                         ===============

                   *Cost for Federal income tax purposes. As of June 30, 1999, net unrealized depreciation for Federal income tax purposes amounted to $5,204,660, of which
                    $78,287 related to appreciated securities and $5,282,947 related to depreciated securities.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 1999


FINANCIAL INFORMATION (continued)

Statement of Operations
                                                                                                For the Six Months Ended
                                                                                                           June 30, 1999
Investment Income   Interest and amortization of premium and discount earned                             $   167,957,315
(Note 1d):

Expenses:           Investment advisory fees (Note 2)                                $    11,867,331
                    Transfer agent fees (Note 2)                                           5,092,002
                    Distribution fees (Note 2)                                             3,800,339
                    Accounting services (Note 2)                                             188,920
                    Printing and shareholder reports                                         179,123
                    Custodian fees                                                           154,298
                    Registration fees (Note 1e)                                              142,184
                    Trustees' fees and expenses                                               86,481
                    Professional fees                                                         44,261
                    Pricing fees                                                               2,458
                    Other                                                                     28,836
                                                                                     ---------------
                    Total expenses                                                                            21,586,233
                                                                                                         ---------------
                    Investment income--net                                                                   146,371,082
                                                                                                         ---------------

Realized &          Realized gain on investments--net                                                             15,309
Unrealized          Change in unrealized appreciation/depreciation on
Gain (Loss) on      investments--net                                                                          (5,446,343)
Investments--Net                                                                                         ---------------
(Note 1d):          Net Increase in Net Assets Resulting from Operations                                 $   140,940,048
                                                                                                         ===============

                    See Notes to Financial Statements.


Statements of Changes in Net Assets
                                                                                       For the Six          For the Year
                                                                                       Months Ended            Ended
Increase (Decrease) in Net Assets:                                                    June 30, 1999        Dec. 31, 1998
Operations:         Investment income--net                                           $   146,371,082     $   359,882,046
                    Realized gain on investments--net                                         15,309           1,128,586
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                      (5,446,343)            370,665
                                                                                     ---------------     ---------------
                    Net increase in net assets resulting from operations                 140,940,048         361,381,297
                                                                                     ---------------     ---------------

Dividends &         Investment income--net                                              (146,371,082)       (359,882,046)
Distributions to    Realized gain on investments--net                                        (15,309)         (1,128,586)
Shareholders                                                                         ---------------     ---------------
(Note 1f):          Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                       (146,386,391)       (361,010,632)
                                                                                     ---------------     ---------------

Beneficial          Net proceeds from sale of shares                                   6,120,004,530      13,077,395,532
Interest            Net asset value of shares issued to shareholders in
Transactions        reinvestment of dividends and distributions (Note 1f)                145,766,053         359,587,623
(Note 3):                                                                            ---------------     ---------------
                                                                                       6,265,770,583      13,436,983,155
                    Cost of shares redeemed                                           (6,942,983,572)    (13,210,307,466)
                                                                                     ---------------     ---------------
                    Net increase (decrease) in net assets derived from
                    beneficial interest transactions                                    (677,212,989)        226,675,689
                                                                                     ---------------     ---------------

Net Assets:         Total increase (decrease) in net assets                             (682,659,332)        227,046,354
                    Beginning of period                                                7,173,713,010       6,946,666,656
                                                                                     ---------------     ---------------
                    End of period                                                    $ 6,491,053,678     $ 7,173,713,010
                                                                                     ===============     ===============


                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 1999


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have
been derived from information provided in                   For the Six
the financial statements.                                   Months Ended
                                                              June 30,         For the Year Ended December 31,
Increase (Decrease) in Net Asset Value:                         1999        1998         1997        1996       1995
Per Share           Net asset value, beginning of period     $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                        .0219       .0497       .0503       .0491        .0538
                    Realized and unrealized gain
                    (loss) on investments--net                   (.0008)      .0003       .0001      (.0003)       .0016
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              .0211       .0500       .0504       .0488        .0554
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                     (.0219)     (.0497)     (.0503)     (.0491)      (.0538)
                      Realized gain on investments--net              --++    (.0002)         --++    (.0001)      (.0001)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions            (.0219)     (.0499)     (.0503)     (.0492)      (.0539)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
                    Total investment return                       4.45%*      5.11%       5.16%       5.05%        5.53%
                                                             ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .65%*       .65%        .65%        .64%         .67%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income and realized gain
                    on investments--net                           4.43%*      5.01%       5.03%       4.88%        5.40%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $6,491,054  $7,173,713  $6,946,667  $7,096,260   $7,079,355
                                                             ==========  ==========  ==========  ==========   ==========

                  ++Amount is less than $.0001 per share.
                   *Annualized.

                    See Notes to Financial Statements.


Merrill Lynch Ready Assets Trust
June 30, 1999


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Ready Assets Trust (the "Trust") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Repurchase agreements--The Trust invests in US Government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additions to such securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Trust declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax) in additional shares of beneficial interest at net asset value. Dividends are declared from net investment income and distributions from net realized gain or loss on investments.


Merrill Lynch Ready Assets Trust
June 30, 1999


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Trust has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM provides the Trust with investment management, research, statistical, and advisory services, and pays certain other expenses of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates:


Portion of average daily value of net assets:                     Rate

Not exceeding $500 million                                        0.500%
In excess of $500 million but not exceeding $1 billion            0.400
In excess of $1 billion but not exceeding $5 billion              0.350
In excess of $5 billion but not exceeding $10 billion             0.325
In excess of $10 billion but not exceeding $15 billion            0.300
In excess of $15 billion but not exceeding $20 billion            0.275
In excess of $20 billion                                          0.250


The Trust has adopted a Shareholder Servicing Plan and Agreement in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner and Smith Incorporated ("MLPF&S"), a wholly-owned subsidiary of ML & Co., receives a fee each month from the Trust at the annual rate of 0.125% of average daily net assets of the accounts of Trust shareholders who maintain their Trust accounts through MLPF&S. This fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for providing direct personal services to shareholders. The fee is not compensation for administrative services.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Trust's transfer agent.

Accounting services are provided to the Trust by MLAM at cost.

Certain officers and/or trustees of the Trust are officers and/or directors of MLAM, FDS, PSI, PFD, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased and redeemed during the six months ended June 30, 1999 and the year ended December 31, 1998 corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.